CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended		3 Months Ended	9 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Dec. 11, 2011
Cash flows from operating activities
Net income	$ 5,660	$ 680
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	4,628	2,662
Stock-based compensation	1,291	787
Amortization of intangible assets	3,501	2,926
Amortization of deferred loan fees	2,507	435
Loss on disposal of property and equipment	1,980	322
Accretion of above market leases	(230)	(231)
Deferred taxes	(1,874)	(633)
Amortization of inventory fair value adjustment	867	9,199
Changes in operating assets and liabilities:
Accounts receivable	(710)	(209)
Inventories	(14,100)	(4,821)
Prepaid expenses and other current assets	(871)	(2,490)
Other assets	104	199
Accounts payable	3,190	4,916
Accrued expenses and other current liabilities	5,944	2,494
Other liabilities	893	(4,312)
Net cash provided by operating activities	12,780	11,924
Cash flows from investing activities
Purchases of property and equipment	(11,400)	(3,848)
Proceeds from sales of property and equipment	24	61
Purchase of trademark rights	(200)
Acquisition of business, net of cash acquired	(15,696)	(41,912)
Net cash used in investing activities	(27,272)	(45,699)
Cash flows from financing activities
Proceeds from issuance of stock		1,999
Line of credit - net	9,714	4,324
Proceeds from loan borrowings	100,000	10,583
Repayments on debt and capital lease obligations	(70,126)	(1,461)
Proceeds from borrowings - related parties		25,500
Debt issuance fees	(3,350)	(1,167)
Payment of assumed contingent consideration and debt from acquisitions	(21,818)	(5,405)
Net cash (used in) provided by financing activities	14,420	34,373
Net increase in cash and cash equivalents	(72)	598
Cash and cash equivalents, beginning of period	1,190	592
Cash and cash equivalents, end of period	1,118	1,190
Supplemental disclosures of cash flow information:
Cash paid for income taxes	4,849	3,337
Cash paid for interest	9,110	6,275
Supplemental disclosure of non-cash activities:
Unpaid purchases of property and equipment	132	65
Equipment acquired through capital lease	28
Successor
Cash flows from operating activities
Net income			(4,601)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation			656
Stock-based compensation			99
Amortization of intangible assets			439
Amortization of deferred loan fees			81
Loss on disposal of property and equipment			17
Accretion of above market leases			(63)
Deferred taxes			(2,374)
Amortization of inventory fair value adjustment			9,369
Changes in operating assets and liabilities:
Accounts receivable			629
Inventories			3,466
Prepaid expenses and other current assets			(615)
Other assets			278
Accounts payable			915
Accrued expenses and other current liabilities			(12,385)
Other liabilities			52
Net cash provided by operating activities			(4,037)
Cash flows from investing activities
Purchases of property and equipment			(698)
Acquisition of business, net of cash acquired			(85,574)
Net cash used in investing activities			(86,272)
Cash flows from financing activities
Proceeds from issuance of stock			76,019
Line of credit - net			4,567
Proceeds from loan borrowings			12,000
Repayments on debt and capital lease obligations			(294)
Debt issuance fees			(1,391)
Net cash (used in) provided by financing activities			90,901
Net increase in cash and cash equivalents			592
Cash and cash equivalents, end of period			592
Supplemental disclosures of cash flow information:
Cash paid for income taxes			95
Cash paid for interest			966
Supplemental disclosure of non-cash activities:
Exchange of Predecessor shares for Successor shares			2,641
Net replacement of Predecessor debt with the same lender			17,000
Predecessor
Cash flows from operating activities
Net income				(660)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation				1,163
Amortization of intangible assets				55
Amortization of deferred loan fees				286
Loss on disposal of property and equipment				4
Accretion of above market leases				(93)
Deferred taxes				(189)
Changes in operating assets and liabilities:
Accounts receivable				(892)
Due from related party				52
Inventories				(9,436)
Prepaid expenses and other current assets				587
Other assets				26
Accounts payable				4,608
Accrued expenses and other current liabilities				10,446
Other liabilities				165
Net cash provided by operating activities				6,122
Cash flows from investing activities
Purchases of property and equipment				(2,055)
Proceeds from sales of property and equipment				4
Net cash used in investing activities				(2,051)
Cash flows from financing activities
Line of credit - net				101
Repayments on debt and capital lease obligations				(2,204)
Net cash (used in) provided by financing activities				(2,103)
Net increase in cash and cash equivalents				1,968
Cash and cash equivalents, beginning of period				567
Cash and cash equivalents, end of period				2,535
Supplemental disclosures of cash flow information:
Cash paid for income taxes				445
Cash paid for interest				2,782
Supplemental disclosure of non-cash activities:
Equipment acquired through capital lease				$ 41